Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 9: PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	30-Sep-21	30-Jun-21	31-Dec-20
Furniture and Equipment	1,032,662	1,030,582	986,358
Leasehold Improvements	4,454,418	4,454,418	4,454,418
Vehicle	78,439	78,439	9,000
Computer Hardware and Software	113,012	101,812	101,812
Subtotal	5,678,531	5,665,251	5,551,588
Accumulated Depreciation	1,718,853	1,613,682	1,378,814
Net Total	3,959,678	4,051,569	4,172,774

NOTE 10: PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of December 31:

December 31,	2020	2019
Furniture and Equipment	986,358	864,356
Leasehold Improvements	4,454,418	4,454,418
Vehicle	9,000	9,000
Computer Hardware and Software	101,812	68,310
Subtotal	5,551,588	5,396,084

Accumulated Depreciation	(1,378,814)	(913,178)
Net Total	$4,172,774	$4,482,906

Depreciation expense for the years ended December 31, 2020 and 2019 was $465,606 and $361,944, respectively.